INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2026
EBP 1-4-1 Plan
EBP, Schedule of Asset Held for Investment [Line Items]
Summary Of Investments Held By The Plan	The Plan’s investment in Company common stock experienced net appreciation / (depreciation) in value as follows for the years ended June 30, 2026, 2025, and 2024:

	2026 £	2025 £	2024 £
The Procter & Gamble Company
common stock:
Net (depreciation) / appreciation	(4,717,597)	(11,093,993)	1,489,489
The realized gain on shares sold of Company common stock for the years ended June 30, 2026, 2025 and 2024, was determined using an average cost method as follows:

	2026 £	2025 £	2024 £
Proceeds on sale of shares	8,146,619	9,199,905	10,534,286
Cost	(6,395,108)	(5,882,550)	(6,573,003)
Realized gain on shares sold	1,751,511	3,317,355	3,961,283